CEREDEX MID-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—96.7%
Communication Services—3.1%
Interpublic Group of Cos., Inc. (The)	2,500,000	$53,900
Omnicom Group, Inc.	650,000	50,895

		104,795

Consumer Discretionary—6.6%
Best Buy Co., Inc.	515,000	35,530
BorgWarner, Inc.	1,265,000	46,400
Brunswick Corp.	475,000	24,757
Ford Motor Co.	2,750,000	25,190
MGM Resorts International	770,000	21,344
PVH Corp.	380,000	33,527
Royal Caribbean Cruises Ltd.	320,000	34,666

		221,414

Consumer Staples—4.7%
Energizer Holdings, Inc.	2,850,000	124,203
Kellogg Co.	530,000	34,106

		158,309

Energy—6.9%
Diamondback Energy, Inc.	950,000	85,414
Marathon Petroleum Corp.	1,300,000	78,975
Noble Energy, Inc.	3,000,000	67,380

		231,769

Financials—16.1%
Affiliated Managers Group, Inc.	575,000	47,926
Assurant, Inc.	190,000	23,906
Hartford Financial Services Group, Inc. (The)	1,500,000	90,915
PacWest Bancorp	1,705,000	61,960
Pinnacle Financial Partners, Inc.	1,650,000	93,637
Progressive Corp. (The)	1,000,000	77,250
Willis Towers Watson plc	370,000	71,399
Zions Bancorp NA	1,650,000	73,458

		540,451

	Shares	Value

Health Care—14.0%
Agilent Technologies, Inc.	715,000	$54,791
AmerisourceBergen Corp.	725,000	59,689
Cooper Cos., Inc. (The)	155,000	46,035
Humana, Inc.	570,000	145,732
Zimmer Biomet Holdings, Inc.	1,200,000	164,724

		470,971

Industrials—7.1%
Hubbell, Inc.	150,000	19,710
Kennametal, Inc.	565,000	17,368
Parker-Hannifin Corp.	325,000	58,698
Rockwell Automation, Inc.	360,000	59,328
Spirit AeroSystems Holdings, Inc. Class A	515,000	42,354
Xylem, Inc.	540,000	42,995

		240,453

Information Technology—12.8%
Cabot Microelectronics Corp.	350,000	49,423
FLIR Systems, Inc.	775,000	40,757
Global Payments, Inc.	435,000	69,165
KLA Corp.	275,000	43,849
Motorola Solutions, Inc.	370,000	63,052
Western Digital Corp.	1,475,000	87,969
Xilinx, Inc.	800,000	76,720

		430,935

Materials—4.4%
Louisiana-Pacific Corp.	2,535,000	62,310
Nucor Corp.	630,000	32,073
PPG Industries, Inc.	460,000	54,515

		148,898

Real Estate—11.1%
American Campus Communities, Inc.	1,300,000	62,504
American Homes 4 Rent Class A	2,500,000	64,725
Boston Properties, Inc.	510,000	66,127
Cousins Properties, Inc.	2,100,000	78,939
Medical Properties Trust, Inc.	3,150,000	61,614

	Shares	Value
Real Estate—continued
MGM Growth Properties LLC Class A	1,350,000	$40,567

		374,476

Utilities—9.9%
CMS Energy Corp.	600,000	38,370
Edison International	1,000,000	75,420
FirstEnergy Corp.	1,750,000	84,403
Public Service Enterprise Group, Inc.	1,465,000	90,947
Sempra Energy	290,000	42,807

		331,947
TOTAL COMMON STOCKS (Identified Cost $3,002,875)		3,254,418
TOTAL LONG-TERM INVESTMENTS—96.7% (Identified Cost $3,002,875)		3,254,418
SHORT-TERM INVESTMENT—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(1)	56,300,158	56,300
TOTAL SHORT-TERM INVESTMENT (Identified Cost $56,300)		56,300
TOTAL INVESTMENTS—98.4% (Identified Cost $3,059,175)		$3,310,718
Other assets and liabilities, net—1.6%		52,257

NET ASSETS—100.0%		$3,362,975

Abbreviation:

LLC Limited Liability Company

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments.

CEREDEX MID-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,254,418	$3,254,418
Money Market Mutual Fund	56,300	56,300

Total Investments	$3,310,718	$3,310,718

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

CEREDEX MID-CAP VALUE EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

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